Current and Future Changes in Accounting Policies (Policies)	12 Months Ended
Oct. 31, 2025
Current and Future Changes in Accounting Policies [Abstract]
Current Changes in Accounting Policies	CURRENT CHANGES IN ACCOUNTING POLICIES There were no new accounting policies adopted by the Bank for the fiscal year ended October 31, 2025.
Future Changes in Accounting Policies
FUTURE CHANGES IN ACCOUNTING

POLICIES
The following standard and amendments

have been issued but are not yet effective

on the date of issuance of the Bank’s Consolidated

Financial Statements.
Presentation and Disclosure in Financial

Statements
In April 2024, the IASB issued IFRS 18,
Presentation and Disclosure in Financial

Statements

(IFRS 18), which replaces the guidance

in IAS 1,
Presentation of
Financial Statements

and sets out requirements for presentation

and disclosure of information, focusing

on providing relevant information to users

of the financial
statements. IFRS 18 introduces changes

to the structure of the statement of profit

or loss, aggregation and disaggregation of

financial information, and
management-defined performance

measures to be disclosed in the notes to

the financial statements. It will be effective for the Bank’s annual period beginning
November 1, 2027. Early application is permitted.

The standard will be applied retrospectively

with restatement of comparatives.

The Bank is currently assessing
the impact of adopting this standard.
Amendments to the Classification and Measurement

of Financial Instruments
In May 2024, the IASB issued
Amendments to the Classification

and Measurement of Financial Instruments,
which amended IFRS 9 and IFRS 7 . The
amendments address matters identified during

the post-implementation review of the

classification and measurement requirements

of IFRS 9. The amendments
clarify how to assess the contractual

cash flow characteristics of financial assets

that include environmental, social, and governance

linked features and other
similar contingent features. The amendments

also clarify the treatment of non-recourse

assets and contractually linked instruments.

Furthermore, the amendments
clarify that a financial liability is derecognized

on the settlement date and provide an accounting

policy choice to derecognize a financial liability

settled using an
electronic payment system before the

settlement date if certain conditions are

met. Finally, the amendments introduce additional disclosure requirements for
financial instruments with contingent

features and equity instruments classified at

FVOCI.
The amendments will be effective for the Bank’s annual

period beginning November 1, 2026. Early

adoption is permitted, with an option to early

adopt the
amendments related to the classification

of financial assets and associated disclosures

only. The Bank is required to apply the amendments retrospectively, but is not required to restate prior periods. The Bank

is currently assessing the impact of adopting

these amendments.